Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Pre-Tax Income (Loss)

The Company had pre-tax income (loss) as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Domestic	$(128,633)	$(30,305)	$(38,505)	$(6,030)
Foreign	17,925	17,845	34,225	29,481
Total pre-tax income (loss)	$(110,708)	$(12,460)	$(4,280)	$23,451

Schedule of Statutory Federal Income Tax Rate to Income

The provision for income taxes consists of the following:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Current
Federal	$(248)	$—	$8,058	$5,288
State	908	879	2,564	2,017
Foreign	8,099	11,397	15,130	14,414
Total current tax provision	8,759	12,276	25,752	21,719

Deferred
Federal	(9,634)	(5,868)	(14,912)	(9,265)
State	(1,246)	(1,506)	(2,215)	(1,737)
Foreign	(3,135)	(1,659)	(6,616)	(7,048)
Total deferred tax provision	(14,015)	(9,033)	(23,743)	(18,050)
Increase (decrease) in valuation allowance	$—		$—	$(261)
Net deferred tax provision	$(14,015)	$(9,033)	$(23,743)	$(18,311)
Provision (benefit) for income taxes	$(5,256)	$3,243	$2,009	$3,408

Schedule of Statutory Federal Income Tax Rate to Income

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income as follows:

	2024				2023		2022
	Successor July 30 to December 31		Predecessor January 1 to July 29 (As Restated)		Predecessor January 1 to December 31		Predecessor January 1 to December 31
	Amount	Percent	Amount	Percent	Amount	Percent	Amount	Percent
Federal income tax provision at statutory tax rate	(23,249)	21%	(2,617)	21%	(898)	21%	4,925	21%
State income taxes, net of federal benefit	(260)	—%	(1,436)	12%	283	(7)%	581	3%
Foreign tax rate differential	842	(1)%	1,522	(12)%	1,097	(26)%	889	4%
Permanent differences	—	—%	(315)	2%	504	(12)%	87	—%
Meals and entertainment	673	(1)%	877	(7)%	1,496	(35)%	611	3%
Goodwill	—	—%	—	—%	(576)	14%	(576)	(2)%
Transaction costs	2,730	(2)%	(5,154)	41%	—	—%	—	—%
Bargain purchase gain	—	—%	—	—%	—	—%	(2,480)	(11)%
Stock compensation	14,705	(13)%	172	(1)%	309	(7)%	—	—%
Bonus	—	—%	(2,185)	17%	—	—%	—	—%
State rate deferred benefit	—	—%	—	—%	(557)	13%	(828)	(4)%
Foreign deferred rate change	—	—%	—	—%	40	(1)%	33	—%
Change in valuation allowance	—	—%	12,596	(101)%	—	—%	—	—%
Other	(697)	1%	(217)	1%	311	(7)%	166	1%
Provision (benefit) for income taxes	$(5,256)	5%	$3,243	(27)%	$2,009	(47)%	$3,408	15%

Schedule of Deferred Income Tax Attributes Resulting from Differences Between Financial Accounting and Income Tax Bases of Assets and Liabilities

Deferred income tax attributes resulting from differences between financial accounting and income tax bases of assets and liabilities are as follows:

	December 31,
	2024 Successor	2023 Predecessor
Deferred income tax assets
Net operating loss carryforward	$16,183	$11,926
Allowance for doubtful accounts	1,030	536
Accrued expenses	1,852	1,832
IRC Sec 163(j) interest carryforward	29,839	15,189
Deferred share based compensation	398	3,315
Pension and workers compensation	1,087	655
Accrued compensation	1,875	944
Tax credits	1,082	1,083
IRC Sec 174 capitalized costs	1,250	1,182
Other	1,103	643
Gross deferred income tax assets	$55,699	$37,305

Deferred income tax liabilities
Property and equipment	(27,520)	(10,967)
Goodwill and other intangibles	(178,086)	(58,457)
Other	—	(807)
Total deferred income tax liabilities	(205,606)	(70,231)
Net deferred income taxes	$(149,907)	$(32,926)

Schedule of Change in the Unrecognized Tax Benefits, Excluding Interest and Penalties

The Company has unrecognized tax benefits of $4.8 million at December 31, 2024 and $15.7 million at December 31, 2023. The following table summarizes the change in the Company’s unrecognized tax benefits, excluding interest and penalties:

	2024		2023
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31
Balance, beginning of period	$13,976	$15,667	$15,667
Additions for tax positions related to the current year	—	—	—
Additions for tax positions from prior years	—	—	—
Reductions for tax positions from prior years	—	—	—
Settlement payments	—	—	—
Statues of limitations expirations	(9,148)	(1,691)	—
Translation and other	—	—	—
Balance, end of period	$4,828	$13,976	$15,667